Provisions and other non-current liabilities (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Environmental provision [roll forward]
Environmental liabilities provision at beginning of period	$ 761	$ 773	$ 871
Cash payments	(48)	(46)	(75)
Releases	(21)	(153)
Additions	7	154	1
Currency translation effects	(7)	33	(24)
Environmental liabilities provision at end of period	692	761	773
Less current provision	(58)	(55)	(65)
Non-current environmental remediation provisions at end of period	$ 634	$ 706	$ 708